Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,663,092	$ 1,848,456
Equity-method investees	396,305	433,850
Other	27,676	30,508
Long-term investments	523,751	495,826
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	99,770	31,468
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,579,544	1,750,914
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	81,506	95,246
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 2,042	$ 2,296